Note 14 - Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	357,927	140,179